Supplemental Disclosure with Respect to Cash Flows - Supplementary Disclosure of Company's Non Cash Transactions (Details) - USD ($) $ in Thousands	12 Months Ended	15 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Supplemental Information With Respect To Cash Flows [Abstract]
Accounts payable related to property, plant and equipment	$ 28	$ 50
Assets acquired under finance leases	29
Accounts payable related to inventories	197	197
Accounts payable related to financings	1,611	175
Deferred financings costs	1,361
Accounts payable for salaries settled with DSUs and RSs	290
RSs and DSUs granted in lieu of deferred salaries and directors’ fees	81	80
Interest/finance charges paid	$ 52	$ 77